Derivative Financial Instruments	12 Months Ended
Mar. 31, 2018
Derivative Financial Instruments
Derivative Financial Instruments
26	DERIVATIVE FINANCIAL INSTRUMENTS

	As At March 31
	2018	2017
	(in thousands)
Non-Current
Derivative liabilities – Held for trading
Interest rate cap	$—	$(12,553)

The above interest rate derivative instruments are not designated in a hedging relationship. They are carried at fair value through profit or loss. (Refer Note 9). The Group re-paid derivative instruments in December 2017.